CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Detroit Street Trust (the “Registrant”). The Registrant’s 1933 Act No. is 333-207814 and the Registrant’s 1940 Act No. is 811-23112.

2.

There are no changes to the Prospectuses and Statements of Additional Information from the forms of Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 14 (“PEA No. 14”) on November 16, 2016, pursuant to Rule 485(b) of the 1933 Act for Janus Short Duration Income ETF.

3.	The text of PEA No. 14 has been filed electronically.

DATED: November 21, 2016

Janus Detroit Street Trust on behalf of its series

By:	/s/ Adithya Attawar
Adithya Attawar
Assistant Secretary

State Street: Limited Access